Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) - Percentages of Sales to Largest Customers (Customer Concentration Risk [Member], Sales Revenue, Goods, Net [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sustainable Environmental Enterprises [Member]
Concentration Risk [Line Items]
Percentage of sales	52.80%	7.50%
Lennox International Inc. [Member]
Concentration Risk [Line Items]
Percentage of sales	2.50%	30.10%
Lowe's Companies, Inc. [Member]
Concentration Risk [Line Items]
Percentage of sales	6.90%	7.70%
Lennar Corporation [Member]
Concentration Risk [Line Items]
Percentage of sales	0.00%	8.80%